Employee Benefits and Incentive Plans - Summary of Stock Option Activity under 2006 EIP (Executive Incentive Plan) (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jul. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	(269,039)
Number of Options, Exercised		(218,872)	(738,507)	(124,288)
Number of Options, Ending Balance		3,022,823
Weighted Average Exercise Price, Ending Balance		$ 27.21
2006 Executive Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available for Grant, Beginning Balance		850,448
Options Available for Grant, Granted		(69,373)
Options Available for Grant, Canceled		78,800
Options Available for Grant, Exercised
Discontinuance of the 2006 EIP		(859,875)
Option Available for Grant, Ending Balance
Number of Options, Beginning Balance		2,870,413
Number of Options, Granted		69,373
Number of Options, Canceled		(78,800)
Number of Options, Exercised		(56,349)
Number of Options, Ending Balance		2,804,637
Weighted Average Exercise Price, Beginning Balance		$ 27.44
Weighted Average Exercise Price, Granted		$ 25.36
Weighted Average Exercise Price, Canceled		$ 31.62
Weighted Average Exercise Price, Exercised		$ 13.12
Weighted Average Exercise Price, Ending Balance		$ 26.65
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013 LTIP authorization		8,500,000
Options Available for Grant, Granted		(220,561)
Options Available for Grant, Canceled		2,375
Restricted stock granted		(279,039)
Restricted stock canceled		2,623
Option Available for Grant, Ending Balance		8,005,398
Number of Options, Granted		220,561
Number of Options, Canceled		(2,375)
Number of Options, Ending Balance		3,022,823
Weighted Average Exercise Price, Granted		$ 22.31
Weighted Average Exercise Price, Canceled		$ 22.06
Weighted Average Exercise Price, Ending Balance		$ 27.21